Remuneration Of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel
The remuneration of directors and other members of key management personnel during the years were as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Short-term employee benefits	11,677	11,575	7,606
Post-employment benefits	440	352	287
Equity-settled share-based payment expenses	18,848	5,059	—
Directors’ fees	171	42	—

	31,136	17,028	7,893